Statements of Consolidated Shareholders' Equity and Comprehensive Income (USD $) In Thousands, unless otherwise specified		Total	Common Stock [Member]	Preferred Stock [Member]	Unearned ESOP compensation [Member]	Other Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Cumulative Other Comprehensive Loss [Member]
Beginning Balance at Dec. 31, 2008		$ 1,605,648	$ 227,147	$ 216,753	$ (216,753)	$ 1,016,362	$ 4,245,141	$ (3,472,384)	$ (410,618)
Comprehensive income:
Net income		435,848					435,848
Foreign currency translation		75,622							75,622
Net actuarial gains (losses) and prior service costs recognized for employee benefit plans, net of taxes of $17,321, ($8,948) and ($10,285) in December 2011, 2010 and 2009 respectively		17,168							17,168
Unrealized net gains on securities and derivative instruments used in cash flow hedges, net of taxes of ($144)		373							373
Comprehensive income		529,011
Treasury stock purchased		(530,363)						(530,363)
Income tax effect of ESOP		(13,411)				(13,411)
Stock options exercised		31,710	1,071			35,525		(4,886)
Income tax effect of stock options exercised		7,645				7,645
Restricted stock and stock option grants (net activity)		23,271	429			22,842
Cash dividends -- $1.46, $1.44 and $1.42 per common share in December 31, 2011, 2010 and 2009, respectively		(162,561)					(162,561)
Ending Balance at Dec. 31, 2009		1,490,950	228,647	216,753	(216,753)	1,068,963	4,518,428	(4,007,633)	(317,455)
Comprehensive income:
Net income		462,485					462,485
Foreign currency translation		25,131							25,131
Net actuarial gains (losses) and prior service costs recognized for employee benefit plans, net of taxes of $17,321, ($8,948) and ($10,285) in December 2011, 2010 and 2009 respectively		13,527							13,527
Unrealized net gain/loss on securities, net of taxes of $183 and $214 for 2010 and 2011, respectively		476							476
Comprehensive income		501,619
Treasury stock purchased		(375,677)						(375,677)
Income tax effect of ESOP		(7,515)				(7,515)
Stock options exercised		94,535	2,351			99,857		(7,673)
Income tax effect of stock options exercised		19,676				19,676
Restricted stock and stock option grants (net activity)		42,276	348			41,928
Cash dividends -- $1.46, $1.44 and $1.42 per common share in December 31, 2011, 2010 and 2009, respectively		(156,424)					(156,424)
Ending Balance at Dec. 31, 2010		1,609,440	231,346	216,753	(216,753)	1,222,909	4,824,489	(4,390,983)	(278,321)
Comprehensive income:
Net income		441,860					441,860
Foreign currency translation		(65,632)							(65,632)
Net actuarial gains (losses) and prior service costs recognized for employee benefit plans, net of taxes of $17,321, ($8,948) and ($10,285) in December 2011, 2010 and 2009 respectively		(23,370)							(23,370)
Unrealized net gain/loss on securities, net of taxes of $183 and $214 for 2010 and 2011, respectively		(555)							(555)
Comprehensive income		352,303
Treasury stock purchased		(367,372)						(367,372)
Treasury stock retired			(125,426)				(4,356,465)	4,481,891
Redemption of preferred stock				(56,480)	56,480
Income tax effect of ESOP	[1]	(54,420)				(54,420)
Stock options exercised		69,346	1,234			68,302		(190)
Income tax effect of stock options exercised						12,958
Restricted stock and stock option grants (net activity)		48,176	300			47,876
Cash dividends -- $1.46, $1.44 and $1.42 per common share in December 31, 2011, 2010 and 2009, respectively		(153,512)					(153,512)
Ending Balance at Dec. 31, 2011		$ 1,516,919	$ 107,454	$ 160,273	$ (160,273)	$ 1,297,625	$ 756,372	$ (276,654)	$ (367,878)

[1]	Includes $51,209 reduction in Other capital related to IRS Settlement. See Note 15 for more information on the IRS Settlement.